Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Statutory tax rate (as a percent)			21.00%	21.00%
Tax losses and credits carried forward			$ 391,759,000	$ 299,194,000
Net operating loss carryforwards, subject to expiration			146,467,000	136,454,000
Net operating loss carryforwards, not subject to expiration			210,145,000	127,593,000
Deferred tax assets valuation allowance			139,562,000	113,276,000
Foreign earnings repatriated	$ 0	$ 0	0	0
Deferred income tax			0	0
Income tax expense	$ 0	$ 0	0	0
Accrued interest and penalties			0	0
State and local
Income Taxes [Line Items]
Tax losses and credits carried forward			29,691,000	22,203,000
Foreign
Income Taxes [Line Items]
Tax losses and credits carried forward			43,655,000	39,705,000
United States | Domestic
Income Taxes [Line Items]
Tax losses and credits carried forward			318,382,000	$ 239,559,000
R&D tax credits
Income Taxes [Line Items]
Tax credits			$ 35,147,000